Financial Risk Management - Summary of Committed Credit Facilities (Detail) - 12 months ended Dec. 31, 2018 € in Millions, $ in Millions	EUR (€)	USD ($)
Multi-currency revolving credit facility [member]
Disclosure Of Line of Credit Facility [line items]
Committed credit facilities, Amount | $		$ 2,000
Committed credit facilities, Utilized | $		0
Committed credit facilities, Unutilized | $		$ 2,000
European Investment Bank credit facility [member]
Disclosure Of Line of Credit Facility [line items]
Committed credit facilities, Amount | €	€ 250
Committed credit facilities, Utilized | €	0
Committed credit facilities, Unutilized | €	€ 250